SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

The Company has several customers for the three and six months ended June 30, 2025 and 2024 that make up in excess of 10% of revenue as follows:

	Three Months Ended		Six Months Ended
Customer	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
1	60%	49%	58%	47%
2	16%	11%	15%	10%
3	0%	29%	3%	25%

The Company has several customers as of June 30, 2025 and December 31, 2024 that make up in excess of 10% of accounts receivable as follows:

Customer	2025	2024
1	37%	48%
2	23%	25%
3	16%	0%
4	0%	14%

The Company has several vendors as of June 30, 2025 and December 31, 2024 that make up in excess of 10% of accounts payable as follows:

Vendor	2025	2024
1	51%	0%
2	0%	60%
3	0%	26%
4	12%	0%

The Company has one vendor for the three and six months ended June 30, 2025 and 2024 that make up equal to or more than 10% of services rendered to us as follows:

	Three Months Ended		Six Months Ended
Vendor	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
1	12%	11%	9%	11%

The Company has several customers as of December 31, 2024 and 2023 that make up in excess of 10% of revenue as follows:

Customer	2024	2023
1	51%	28%
2	18%	0%
3	13%	0%
4	0%	22%
5	0%	15%

The Company has several customers as of December 31, 2024 and 2023 that make up in excess of 10% of accounts receivable as follows:

Customer	2024	2023
1	0%	46%
2	0%	11%
3	48%	0%
4	25%	0%
5	14%	0%

The Company has several vendors as of December 31, 2024 and 2023 that make up in excess of 10% of accounts payable as follows:

Vendor	2024	2023
1	60%	33%
2	0%	23%
3	26%	0%

The Company has several vendors as of December 31, 2024 and 2023 that make up equal to or more than 10% of services rendered to us as follows:

Vendor	2024	2023
1	0%	22%
2	10%	10%

SCHEDULE OF INVENTORY
	June 30, 2025	December 31, 2024
Raw materials	$197,506	$158,362

	2024	2023
Raw materials	$158,362	$114,739

SCHEDULE OF DISAGGREGATED REVENUES

The following table presents our disaggregated revenues by distribution channel:

	Three Months Ended June 30,		Six Months Ended June 30,
Sales by distribution channel:	2025	2024	2025	2024
Emergency preparedness	$1,130,988	$1,050,360	$2,072,710	$2,053,541
Specialty packaging	535,321	935,408	1,042,977	1,722,748
Total	$1,666,309	$1,985,768	$3,115,687	$3,776,289

	Three Months Ended June 30,		Six Months Ended June 30,
Sales by customer type:	2025	2024	2025	2024
Governmental	$1,257,216	$1,074,650	$2,335,252	$2,164,636
Non-governmental	409,093	911,118	780,435	1,611,653
Total	$1,666,309	$1,985,768	$3,115,687	$3,776,289

The following table presents our disaggregated revenues by distribution channel:

Sales by distribution channel:	2024	2023
Emergency preparedness	$3,798,832	$7,492,175
Specialty packaging	2,764,580	5,710,284
Total	$6,563,412	$13,202,459

Emergency preparedness

Sales by customer type:	2024	2023
Governmental	$3,938,480	$7,628,333
Non-governmental	2,624,932	5,574,126
Total	$6,563,412	$13,202,459

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

The Company depreciates and amortizes the capitalized cost of these assets, using the straight-line method, as follows:

Asset Classification:

Computer equipment 3-5 years

Furniture and fixtures 5-8 years

Leasehold Improvements limited to lease term

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income per share because their effect was anti-dilutive for the three months and six months ended June 30, 2025 and June 30, 2024:

	June 30, 2025	June 30, 2024
Stock Options	1,187,500	-
Restricted Stock Awards	512,500	-
Stock Warrants	72,179	-
Total	1,772,179	-